Other (Income) Expense - Summary of Other (Income) Expense (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating income [line items]
Interest income		$ (750)	$ (407)
Proceeds relative to the Mercator Minerals bankruptcy	$ (1,000)		(1,022)
Guarantee fees - Primero Revolving Credit Facility		(858)	(2,683)
Fees for contract amendments and reconciliations		(248)	(9,424)
Share of losses of associate		432
Foreign exchange (gain) loss		(144)	270
Interest and penalties related to CRA Settlement		4,317
Loss on fair value adjustment of share purchase warrants held		124	6
Other		153
Total other (income) expense		5,826	(13,535)
Kutcho [member]
Disclosure of other operating income [line items]
Loss on fair value adjustment of Kutcho Convertible Note		2,878	(215)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of other operating income [line items]
Dividends received from equity investments designated as FVTOCI relating to investments held at the end of the reporting period		$ (78)	$ (60)